PROPERTY AND EQUIPMENT, NET (Schedule Of Property And Equipment, Net) (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Property and equipment, net [Line Items]
Equipment, gross	$ 56,509	$ 78,031
Less: Accumulated depreciation	(23,130)	(36,093)
Less: Accumulated impairment loss	(90)	(90)
Equipment, net	33,289	41,848
Building [Member]
Property and equipment, net [Line Items]
Equipment, gross	32,142	33,558
Computer equipment and application software [Member]
Property and equipment, net [Line Items]
Equipment, gross	22,861	39,032
Furniture and vehicles [Member]
Property and equipment, net [Line Items]
Equipment, gross	163	305
Leasehold improvements [Member]
Property and equipment, net [Line Items]
Equipment, gross	$ 1,343	$ 5,136